Property, plant and equipment	12 Months Ended
Mar. 31, 2022
Property, plant and equipment
Property, plant and equipment

2.           Property, plant and equipment

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2022
Cost
At March 31, 2021	12,595.1	124.1	131.9	85.2	5.3	12,941.6
Additions in year	1,600.5	10.8	7.3	4.8	—	1,623.4
Supplier Reimbursements*	(113.9)	—	—	—	—	(113.9)
Disposals in year	(355.9)	—	(0.6)	(4.6)	—	(361.1)
At March 31, 2022	13,725.8	134.9	138.6	85.4	5.3	14,090.0
Depreciation
At March 31, 2021	4,402.2	34.0	64.9	74.5	4.9	4,580.5
Charge for year	638.2	5.3	14.5	6.5	0.3	664.8
Eliminated on disposal	(245.4)	—	(0.5)	(4.5)	—	(250.4)
At March 31, 2022	4,795.0	39.3	78.9	76.5	5.2	4,994.9
Net book value
At March 31, 2022	8,930.8	95.6	59.7	8.9	0.1	9,095.1

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2021
Cost
At March 31, 2020	13,278.9	107.4	127.8	80.7	5.0	13,599.8
Additions in year	274.4	16.7	4.1	4.5	0.3	300.0
Supplier Reimbursements*	(377.6)	—	—	—	—	(377.6)
Contractual amendments*	(496.9)	—	—	—	—	(496.9)
Disposals in year	(83.7)	—	—	—	—	(83.7)
At March 31, 2021	12,595.1	124.1	131.9	85.2	5.3	12,941.6
Depreciation
At March 31, 2020	4,009.9	29.7	50.6	67.1	4.5	4,161.8
Charge for year	476.0	4.3	14.3	7.4	0.4	502.4
Eliminated on disposal	(83.7)	—	—	—	—	(83.7)
At March 31, 2021	4,402.2	34.0	64.9	74.5	4.9	4,580.5
Net book value
At March 31, 2021	8,192.9	90.1	67.0	10.7	0.4	8,361.1

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2020
Cost
At March 31, 2019	12,629.2	78.1	87.9	74.3	4.5	12,874.0
Additions in year	1,160.8	29.3	39.9	6.5	0.5	1,237.0
Disposals in year	(412.4)	—	—	(0.1)	—	(412.5)
Transfer to assets held for sale	(98.7)	—	—	—	—	(98.7)
At March 31, 2020	13,278.9	107.4	127.8	80.7	5.0	13,599.8
Depreciation
At March 31, 2019	3,716.7	26.1	38.2	59.5	3.9	3,844.4
Charge for year	665.0	3.6	12.4	7.7	0.6	689.3
Eliminated on disposal	(371.8)	—	—	(0.1)	—	(371.9)
At March 31, 2020	4,009.9	29.7	50.6	67.1	4.5	4,161.8
Net book value
At March 31, 2020	9,269.0	77.7	77.2	13.6	0.5	9,438.0

At March 31, 2022, aircraft with a net book value of €692m (2021: €950m; 2020: €1,337m) were mortgaged to lenders as security for loans. Under the security arrangements for the Company’s Ex-Im financed Boeing 737-800NG aircraft, the Company does not hold legal title to those aircraft while these loan amounts remain outstanding.

In the year ended March 31, 2022 the Group sold 10 Boeing 737-800NG aircraft (2021: 7; 2020: 3)

The net book value of leased assets classified as property, plant and equipment (see Note 3) at March 31, 2022, 2021 and 2020 was €nil, €nil and €132m, respectively.

*In December 2020, the Group revised its 2014 agreement with Boeing to increase its firm orders with Boeing from 135 to 210. The terms of this agreement are confidential, but it sets out a restructured payment schedule over the delivery period from June 2021 to December 2024. This has resulted in a reversal of certain pre-delivery trade payables of approximately €497m and the related amount capitalized into PPE above. In addition, the €492m (2022: €114m, 2021: €378m, 2020: €nil) reimbursements related to reasonable, and fair, compensation agreed with Boeing for the 2-year delivery delay of the Boeing 737-8200 aircraft and is recorded as a reduction in PPE above.